Revenues and geographic information - Net sales by region (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206
Net sales, change in %	11.00%	8.00%
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	8.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 21,146	$ 17,959	15,935
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%	13.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 15,557	$ 14,997	14,371
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	4.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 10,021	$ 9,308	8,978
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	4.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,593	$ 3,176	2,922
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%	9.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 37,371	$ 33,725	31,386
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	7.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,946	$ 11,715	$ 10,820
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	8.00%